8. CAPITAL AND RESERVES (Details) - 12 months ended Dec. 31, 2022		CAD ($) shares	$ / shares
Issuance #1
Statement [Line Items]
Sale of Stock, Transaction Date		Oct. 23, 2020
Stock Issued During Period, Shares, New Issues		4,219,641
Sale of Stock, Price Per Share | $ / shares			$ 0.12
Stock Issued | $		$ 506,357
Issuance #2
Statement [Line Items]
Sale of Stock, Transaction Date		Feb. 28, 2022
Stock Issued During Period, Shares, New Issues		16,666,667
Sale of Stock, Price Per Share | $ / shares			0.075
Stock Issued | $		$ 1,250,000
Issuance #3
Statement [Line Items]
Sale of Stock, Transaction Date		Feb. 28, 2022
Stock Issued During Period, Shares, New Issues		3,800,000
Sale of Stock, Price Per Share | $ / shares			$ 0.075
Stock Issued | $		$ 285,000
Issuance #4
Statement [Line Items]
Sale of Stock, Transaction Date	[1]	Mar. 03, 2022
Stock Issued During Period, Shares, New Issues	[1]	1,470,000

[1]	Note 7